SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 11:  SEGMENT REPORTING

The Company accounts for segment reporting in accordance with ASC 280, Segment Reporting. Since March 5, 2025, following the acquisition of the solar assets, the Company has two reportable segments: Clinical Development and AI-driven energy analytics or Solar segment. The Clinical Development segment facilitates the development of potential new drug compounds, and the Solar segment comprises the design and development of the Company’s intellectual property and related service offerings.

The Company’s Chief Operating Decision Maker (“CODM”), who is the Chief Executive Officer, manages both segments on an ongoing basis and evaluates their performance and allocates resources based on the Company’s internal reporting. In assessing performance, the CODM considers quantitative and qualitative measures, including segment operating loss, quarterly cash burn, competitive benchmarking and budget-to-actual results.

The Company manages its assets on a consolidated basis rather than by segment, as many assets are shared across its activities. The CODM does not regularly review asset information by segment and, accordingly, the Company does not present segment asset information.

The following table presents information on reportable segments loss for the six months, ended 30 June 2026:

	Solar	Clinical Development	Total
Revenues	(14)	-	(14)
Cost of sales (exclusive of amortization of intangible asset)	56	-	56
Payroll and related Expenses	298	511	809
Consulting expenses (*)	423	506	929
Clinical Trial Expenses	-	88	88
Other segment items (**)	510	158	668

Segments Operating Loss	$1,273	$1,263	$2,536

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial (income) expenses, net			$400
Loss before income taxes			$2,936

Other segment disclosures:

Depreciation expenses	1	8	9
Amortization of intangible assets	456	-	456
Stock based compensation	1	37	38

The following table presents information on reportable segments loss for the six months, ended 30 June 2025:

	Solar	Clinical Development	Total
Revenues	-	-	-
Cost of sales (exclusive of amortization of intangible asset)	-	-	-
Payroll and related Expenses	186	420	606
Consulting expenses (*)	285	740	1,025
Other segment items (**)	210	523	733

Segments Operating Loss	$681	$1,683	$2,364

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial (income) expenses, net			$(52)
Loss before income taxes			$2,312

Other segment disclosures:

Depreciation expenses	-	9	9
Amortization of intangible assets	173	-	173
Stock based compensation	-	396	396

(*) Consulting expenses items include accounting, legal, and other consulting expenses.

(**) Other Segment items included in operating loss include Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.